Income Tax (Net Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets:
Policyholder liabilities and receivables	$ 1,888	$ 1,577
Net operating loss carryforwards	26	29
Employee benefits	922	1,015
Tax credit carryforwards	700	979
Litigation-related and government mandated	231	259
Other	438	309
Total gross deferred income tax assets	4,205	4,168
Less: Valuation allowance	21	22
Total net deferred income tax assets	4,184	4,146
Deferred income tax liabilities:
Investments, including derivatives	3,025	2,402
Intangibles	53	72
DAC	1,461	1,568
Net unrealized investment gains	2,528	3,903
Other	5	36
Total deferred income tax liabilities	7,072	7,981
Deferred tax assets and liabilities [Abstract]
Net deferred income tax asset (liability)	$ (2,888)	$ (3,835)